Real Estate Index Portfolio
Schedule of Investments (unaudited)
As of September 30, 2024
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Equity Real Estate Investment Trusts (REITs) (92.6%)
Data Center REITs (8.7%)
	Equinix Inc.	72,995	64,793
	Digital Realty Trust Inc.	249,578	40,389
			105,182
Diversified REITs (2.0%)
	WP Carey Inc.	168,275	10,484
	Essential Properties Realty Trust Inc.	134,920	4,608
	Broadstone Net Lease Inc.	144,265	2,734
	Global Net Lease Inc.	148,782	1,253
	Empire State Realty Trust Inc. Class A	107,924	1,196
	Alexander & Baldwin Inc.	54,972	1,055
	American Assets Trust Inc.	37,694	1,007
	Armada Hoffler Properties Inc.	60,145	651
	Gladstone Commercial Corp.	30,669	498
	One Liberty Properties Inc.	13,223	364
	NexPoint Diversified Real Estate Trust	26,431	165
			24,015
Health Care REITs (11.1%)
	Welltower Inc.	459,950	58,887
	Ventas Inc.	311,341	19,966
	Alexandria Real Estate Equities Inc.	121,009	14,370
	Healthpeak Properties Inc.	541,238	12,378
	Omega Healthcare Investors Inc.	189,811	7,725
	Healthcare Realty Trust Inc. Class A	291,518	5,291
	CareTrust REIT Inc.	109,129	3,368
	Sabra Health Care REIT Inc.	177,675	3,307
	National Health Investors Inc.	33,301	2,799
[1]	Medical Properties Trust Inc.	459,956	2,691
	LTC Properties Inc.	33,608	1,233
	Diversified Healthcare Trust	131,431	551
	Global Medical REIT Inc.	48,177	477
	Universal Health Realty Income Trust	10,048	460
	Community Healthcare Trust Inc.	21,632	393
			133,896
Hotel & Resort REITs (2.2%)
	Host Hotels & Resorts Inc.	542,252	9,544
	Ryman Hospitality Properties Inc.	43,774	4,694
	Apple Hospitality REIT Inc.	176,393	2,619
	Park Hotels & Resorts Inc.	161,240	2,274
	Sunstone Hotel Investors Inc.	149,594	1,544
	DiamondRock Hospitality Co.	161,909	1,413
	Pebblebrook Hotel Trust	91,550	1,211
	Xenia Hotels & Resorts Inc.	78,797	1,164
	RLJ Lodging Trust	119,977	1,101
	Service Properties Trust	127,686	582
	Summit Hotel Properties Inc.	84,376	579
	Chatham Lodging Trust	38,363	327
			27,052
Industrial REITs (11.4%)
	Prologis Inc.	712,078	89,921
	Rexford Industrial Realty Inc.	167,477	8,426
	EastGroup Properties Inc.	37,052	6,922
	Americold Realty Trust Inc.	207,861	5,876
	First Industrial Realty Trust Inc.	101,954	5,707
	STAG Industrial Inc.	140,273	5,483
	Terreno Realty Corp.	74,495	4,979
	Lineage Inc.	42,250	3,312
	Innovative Industrial Properties Inc.	21,756	2,928
	LXP Industrial Trust	225,375	2,265
	Plymouth Industrial REIT Inc.	31,558	713
			136,532

		Shares	Market Value ($000)
Multi-Family Residential REITs (8.5%)
	AvalonBay Communities Inc.	109,386	24,639
	Equity Residential	262,388	19,537
	Essex Property Trust Inc.	49,391	14,591
	Mid-America Apartment Communities Inc.	89,860	14,279
	UDR Inc.	240,655	10,911
	Camden Property Trust	81,878	10,114
	Independence Realty Trust Inc.	173,008	3,547
	Elme Communities	66,978	1,178
	Veris Residential Inc.	57,209	1,022
*	Apartment Investment & Management Co. Class A	100,508	909
	Centerspace	11,477	809
	NexPoint Residential Trust Inc.	17,894	788
			102,324
Office REITs (3.3%)
	BXP Inc.	114,687	9,228
	Vornado Realty Trust	124,460	4,904
	SL Green Realty Corp.	49,776	3,465
	Cousins Properties Inc.	116,841	3,444
	Kilroy Realty Corp.	85,544	3,311
	Highwoods Properties Inc.	81,797	2,741
	COPT Defense Properties	86,340	2,619
	Douglas Emmett Inc.	127,897	2,247
*	Equity Commonwealth	82,814	1,648
	JBG SMITH Properties	65,042	1,137
	Easterly Government Properties Inc. Class A	75,707	1,028
	Piedmont Office Realty Trust Inc. Class A	95,870	968
	Brandywine Realty Trust	132,946	723
	Paramount Group Inc.	133,511	657
	Hudson Pacific Properties Inc.	97,378	465
	Peakstone Realty Trust	28,222	385
	NET Lease Office Properties	11,490	352
	City Office REIT Inc.	31,425	184
	Orion Office REIT Inc.	38,612	154
	Office Properties Income Trust	37,647	82
			39,742
Other Specialized REITs (6.9%)
	Iron Mountain Inc.	225,459	26,791
	VICI Properties Inc. Class A	802,490	26,731
	Gaming & Leisure Properties Inc.	208,826	10,744
	Lamar Advertising Co. Class A	67,432	9,009
	EPR Properties	58,120	2,850
	Four Corners Property Trust Inc.	71,077	2,083
	Outfront Media Inc.	102,542	1,885
	Uniti Group Inc.	183,644	1,036
	Safehold Inc.	35,739	938
	Farmland Partners Inc.	35,772	374
	Gladstone Land Corp.	26,501	368
			82,809
Retail REITs (13.2%)
	Realty Income Corp.	669,875	42,483
	Simon Property Group Inc.	250,690	42,372
	Kimco Realty Corp.	518,392	12,037
	Regency Centers Corp.	135,034	9,753
	NNN REIT Inc.	140,830	6,829
	Federal Realty Investment Trust	57,339	6,592
	Brixmor Property Group Inc.	232,002	6,464
	Agree Realty Corp.	77,492	5,837
	Kite Realty Group Trust	168,814	4,484
	Phillips Edison & Co. Inc.	94,007	3,545
	Macerich Co.	165,107	3,012
	Tanger Inc.	83,917	2,784
	SITE Centers Corp.	36,405	2,202
	Urban Edge Properties	90,779	1,942
	Acadia Realty Trust	78,814	1,851
	InvenTrust Properties Corp.	58,337	1,655
	Retail Opportunity Investments Corp.	98,573	1,551
	Getty Realty Corp.	39,668	1,262

		Shares	Market Value ($000)
	NETSTREIT Corp.	56,518	934
	Whitestone REIT	32,881	445
	Alexander's Inc.	1,799	436
	Saul Centers Inc.	10,346	434
	CBL & Associates Properties Inc.	10,081	254
*,2	Spirit MTA REIT	42,040	4
			159,162
Self-Storage REITs (7.1%)
	Public Storage	121,644	44,262
	Extra Space Storage Inc.	162,843	29,343
	CubeSmart	173,043	9,315
	National Storage Affiliates Trust	54,585	2,631
			85,551
Single-Family Residential REITs (4.2%)
	Invitation Homes Inc.	471,124	16,612
	Sun Communities Inc.	95,845	12,953
	Equity LifeStyle Properties Inc.	136,276	9,722
	American Homes 4 Rent Class A	253,171	9,719
	UMH Properties Inc.	51,481	1,013
			50,019
Telecom Tower REITs (11.9%)
	American Tower Corp.	359,168	83,528
	Crown Castle Inc.	334,212	39,648
	SBA Communications Corp.	82,628	19,888
			143,064
Timber REITs (2.1%)
	Weyerhaeuser Co.	560,609	18,982
	Rayonier Inc.	108,663	3,497
	PotlatchDeltic Corp.	60,957	2,746
			25,225
Total Equity Real Estate Investment Trusts (REITs) (Cost $1,089,568)			1,114,573
Real Estate Management & Development (7.4%)
Diversified Real Estate Activities (0.2%)
	St. Joe Co.	26,703	1,557
	RMR Group Inc. Class A	12,347	313
*	Tejon Ranch Co.	15,703	276
			2,146
Real Estate Development (0.2%)
*	Howard Hughes Holdings Inc.	24,999	1,936
*	Forestar Group Inc.	15,648	506
			2,442
Real Estate Operating Companies (0.1%)
	Kennedy-Wilson Holdings Inc.	85,091	940
*	Seritage Growth Properties Class A	26,380	123
			1,063
Real Estate Services (6.9%)
*	CBRE Group Inc. Class A	235,915	29,367
*	CoStar Group Inc.	314,117	23,697
*	Jones Lang LaSalle Inc.	36,592	9,873
*	Zillow Group Inc. Class C	120,987	7,725
*	Zillow Group Inc. Class A	42,365	2,624
*	Cushman & Wakefield plc	175,292	2,389
*	Compass Inc. Class A	311,848	1,905
	Newmark Group Inc. Class A	110,744	1,720
*	Redfin Corp.	92,012	1,153
*	Opendoor Technologies Inc.	456,963	914
	eXp World Holdings Inc.	58,765	828
	Marcus & Millichap Inc.	19,303	765
*	Anywhere Real Estate Inc.	78,276	397
			83,357
Total Real Estate Management & Development (Cost $89,482)			89,008

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[3,4]	Vanguard Market Liquidity Fund (Cost $949)	5.014%	9,487	949
Total Investments (100.1%) (Cost $1,179,999)				1,204,530
Other Assets and Liabilities—Net (-0.1%)				(1,522)
Net Assets (100%)				1,203,008
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $769,000.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $920,000 was received for securities on loan.
REIT—Real Estate Investment Trust.

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.  Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The portfolio may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
The portfolio had no open futures contracts at September 30, 2024.
C.  Swap Contracts: The portfolio has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the portfolio’s target index. Under the terms of the swaps, the portfolio receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The portfolio also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the portfolio generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the portfolio. The portfolio’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The portfolio mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the portfolio may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the portfolio's net assets decline below a certain level, triggering a payment by the portfolio if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the portfolio has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
The portfolio had no open total return swap contracts at September 30, 2024.
D.  Various inputs may be used to determine the value of the portfolio’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the portfolio's investments as of September 30, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	1,203,577	—	4	1,203,581
Temporary Cash Investments	949	—	—	949
Total	1,204,526	—	4	1,204,530